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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-21553

ING Global Equity Dividend and Premium
Opportunity Fund
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)                (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:        February 28

Date of reporting period:     November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Australia: 0.6%
788,615		ALS Ltd./Queensland	$6,009,164	0.6

		Belgium: 0.5%
161,087		Belgacom S.A.	4,784,304	0.5

		Brazil: 0.5%
557,490		Cia Energetica de Minas Gerais ADR	4,655,041	0.5

		Canada: 4.5%
120,297		Canadian Imperial Bank of Commerce	10,312,789	1.0
322,421	@	Cenovus Energy, Inc.	9,385,423	1.0
431,964		Shaw Communications, Inc. — Class B	9,943,852	1.0
144,297		Thomson Reuters Corp.	5,373,707	0.5
214,531	@	TransCanada Corp.	9,459,110	1.0
			44,474,881	4.5

		China: 1.0%
2,970,000		BOC Hong Kong Holdings Ltd.	10,028,645	1.0

		France: 8.1%
134,793		BNP Paribas	10,100,686	1.0
80,813		Capgemini S.A.	5,259,108	0.5
85,544		Casino Guichard Perrachon S.A.	9,559,028	1.0
200,337		Cie de Saint-Gobain	10,634,161	1.1
316,344		Eutelsat Communications	9,294,429	1.0
385,390		Gaz de France	8,931,206	0.9
145,197		Sanofi	15,341,400	1.6
154,025		Vinci S.A.	9,890,956	1.0
			79,010,974	8.1

		Germany: 4.3%
41,906		Bayer AG	5,581,897	0.6
203,287		Deutsche Bank AG	9,759,041	1.0
456,284		Deutsche Telekom AG	7,233,741	0.7
254,844		E.ON AG	4,899,282	0.5
112,646		Siemens AG	14,868,567	1.5
			42,342,528	4.3

		Hong Kong: 0.5%
709,000		Cheung Kong Infrastructure Holdings Ltd.	4,675,035	0.5

		Israel: 1.0%
1,195,596		Israel Chemicals Ltd.	10,179,000	1.0

		Italy: 1.6%
219,561		Assicurazioni Generali S.p.A.	5,030,784	0.5
422,987		ENI S.p.A.	10,124,812	1.1
			15,155,596	1.6

		Japan: 8.3%
95,800		Astellas Pharma, Inc.	5,684,544	0.6
152,900		Canon, Inc.	5,092,600	0.5
315,000		Hoya Corp.	8,521,955	0.9
582,600		Itochu Corp.	7,360,118	0.8
1,486,700		Mitsubishi UFJ Financial Group, Inc.	9,601,876	1.0
640,700		Mitsui & Co., Ltd.	8,886,386	0.9
951,600		Nissan Motor Co., Ltd.	8,674,485	0.9
116,200		Secom Co., Ltd.	7,183,410	0.7
203,100		Sumitomo Mitsui Financial Group, Inc.	10,105,618	1.0
200,400		Takeda Pharmaceutical Co., Ltd.	9,743,419	1.0
			80,854,411	8.3

		Netherlands: 2.6%
600,160		ArcelorMittal	10,310,579	1.1
440,455		Royal Dutch Shell PLC	14,714,738	1.5
			25,025,317	2.6

		Singapore: 2.0%
3,202,000		Singapore Telecommunications Ltd.	9,483,506	1.0
585,000		United Overseas Bank Ltd.	9,750,335	1.0
			19,233,841	2.0

		South Korea: 0.5%
223,966		SK Telecom Co., Ltd. ADR	5,348,308	0.5

		Sweden: 1.5%
528,110		Telefonaktiebolaget LM Ericsson	6,579,694	0.7
611,062		Volvo AB — B Shares	8,037,186	0.8
			14,616,880	1.5

		Switzerland: 6.9%
296,274		Credit Suisse Group	8,841,970	0.9
191,720		Novartis AG	15,157,390	1.5
37,181		Roche Holding AG — Genusschein	10,370,712	1.1
1,036,212	@	STMicroelectronics NV	8,166,585	0.8
118,151		Swiss Re Ltd.	10,499,528	1.1
52,583		Zurich Insurance Group AG	14,655,123	1.5
			67,691,308	6.9

		Taiwan: 2.4%
671,100		MediaTek, Inc.	9,863,288	1.0
780,317		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,835,020	1.4
			23,698,308	2.4

		United Kingdom: 10.2%
2,224,013		Barclays PLC	9,855,744	1.0
1,359,109		BP PLC	10,688,540	1.1
893,052		BT Group PLC	5,452,453	0.6
871,842		HSBC Holdings PLC	9,736,585	1.0
265,213		Imperial Tobacco Group PLC	10,073,940	1.0

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
1,537,037		J Sainsbury PLC	$10,244,232	1.0
434,167		Petrofac Ltd.	8,994,083	0.9
1,172,318		Rexam PLC	9,574,063	1.0
196,923		Rio Tinto PLC	10,457,832	1.1
4,098,083	@	Vodafone Group PLC	15,193,217	1.5
			100,270,689	10.2

		United States: 41.1%
204,211		AbbVie, Inc.	9,894,023	1.0
88,406		Amgen, Inc.	10,085,357	1.0
19,993		Apple, Inc.	11,117,508	1.1
208,388		Bristol-Myers Squibb Co.	10,706,975	1.1
113,580		Caterpillar, Inc.	9,608,868	1.0
297,450		CenturyTel, Inc.	9,131,715	0.9
79,366		Chevron Corp.	9,717,573	1.0
400,608		Cisco Systems, Inc.	8,512,920	0.9
250,022		Dow Chemical Co.	9,765,859	1.0
278,823		Eli Lilly & Co.	14,002,491	1.4
160,798	@	Ensco PLC	9,499,946	1.0
154,648		ExxonMobil Corp.	14,456,495	1.5
404,573		Freeport-McMoRan Copper & Gold, Inc.	14,034,637	1.4
566,581		General Electric Co.	15,105,049	1.5
412,764		Intel Corp.	9,840,294	1.0
110,841		Johnson & Johnson	10,492,209	1.1
194,324		JPMorgan Chase & Co.	11,119,219	1.1
79,967		KLA-Tencor Corp.	5,107,492	0.5
81,622		L Brands, Inc.	5,304,614	0.5
195,178	@	Macy’s, Inc.	10,395,180	1.1
99,000		McDonald’s Corp.	9,639,630	1.0
288,697		Metlife, Inc.	15,067,096	1.5
391,776		Microsoft Corp.	14,938,419	1.5
145,278		Molson Coors Brewing Co.	7,651,792	0.8
353,095		Northeast Utilities	14,505,143	1.5
103,531	@	Occidental Petroleum Corp.	9,831,304	1.0
475,587		Pfizer, Inc.	15,090,376	1.5
137,274		PNC Financial Services Group, Inc.	10,563,234	1.1
126,132		Procter & Gamble Co.	10,622,837	1.1
258,345		ProLogis, Inc.	9,799,026	1.0
432,927		Public Service Enterprise Group, Inc.	14,152,384	1.4
97,739	@	Seagate Technology	4,793,121	0.5
185,611		St. Jude Medical, Inc.	10,843,395	1.1
102,499	@	TAL International Group, Inc.	5,600,545	0.6
261,729	@	Tyco International Ltd.	9,982,344	1.0
256,878		UGI Corp.	10,341,908	1.1
48,269	@	VF Corp.	11,322,942	1.2
241,316		Wells Fargo & Co.	10,622,730	1.1
			403,266,650	41.1

		Total Common Stock (Cost $835,314,739)	961,320,880	98.1

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
20,500,000	@	Call USD vs. JPY Put, Strike @ 104.500, Exp. 12/20/13 Counterparty: Deutsche Bank AG	42,002	0.0
18,000,000	@	Call USD vs. JPY Put, Strike @ 104.090, Exp. 02/20/14 Counterparty: Goldman Sachs & Co.	210,488	0.0
21,000,000	@	Call USD vs. JPY Put, Strike @ 102.040, Exp. 01/21/14 Counterparty: Barclays Bank PLC	342,810	0.1
16,500,000	@	Put EUR vs. Call USD, Strike @ 1.307, Exp. 12/20/13 Counterparty: JPMorgan Chase & Co.	3,712	0.0
14,000,000	@	Put EUR vs. Call USD, Strike @ 1.325, Exp. 01/21/14 Counterparty: Barclays Bank PLC	45,043	0.0
16,000,000	@	Put EUR vs. Call USD, Strike @ 1.312, Exp. 02/20/14 Counterparty: Barclays Bank PLC	61,594	0.0
45,000,000	@	Put GBP vs. Call USD, Strike @ 1.550, Exp. 12/06/13 Counterparty: Deutsche Bank AG	873	0.0
40,000,000	@	Put GBP vs. Call USD, Strike @ 1.568, Exp. 02/20/14 Counterparty: Barclays Bank PLC	90,011	0.0
45,000,000	@	Put GBP vs. Call USD, Strike @ 1.567, Exp. 01/21/14 Counterparty: Barclays Bank PLC	40,806	0.0
			837,339	0.1

		Total Purchased Options (Cost $1,153,000)	837,339	0.1

		Total Investments in Securities (Cost $836,467,739)	$962,158,219	98.2
		Assets in Excess of Other Liabilities	18,084,928	1.8
		Net Assets	$980,243,147	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $836,644,048.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$145,801,507
Gross Unrealized Depreciation	(20,287,336)
Net Unrealized Appreciation	$125,514,171

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	18.8%
Health Care	14.6
Industrials	11.5
Information Technology	11.3
Energy	11.1
Consumer Discretionary	7.2
Materials	6.6
Utilities	6.4
Telecommunication Services	5.7
Consumer Staples	4.9
Options on Currencies	0.1
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,009,164	$—	$6,009,164
Belgium	—	4,784,304	—	4,784,304
Brazil	4,655,041	—	—	4,655,041
Canada	44,474,881	—	—	44,474,881
China	—	10,028,645	—	10,028,645
France	—	79,010,974	—	79,010,974
Germany	—	42,342,528	—	42,342,528
Hong Kong	—	4,675,035	—	4,675,035
Israel	—	10,179,000	—	10,179,000
Italy	—	15,155,596	—	15,155,596
Japan	—	80,854,411	—	80,854,411
Netherlands	—	25,025,317	—	25,025,317
Singapore	—	19,233,841	—	19,233,841
South Korea	5,348,308	—	—	5,348,308
Sweden	—	14,616,880	—	14,616,880
Switzerland	—	67,691,308	—	67,691,308
Taiwan	13,835,020	9,863,288	—	23,698,308
United Kingdom	8,994,083	91,276,606	—	100,270,689
United States	403,266,650	—	—	403,266,650
Total Common Stock	480,573,983	480,746,897	—	961,320,880
Purchased Options	—	837,339	—	837,339
Total Investments, at fair value	$480,573,983	$481,584,236	$—	$962,158,219
Other Financial Instruments+
Futures	865,493	—	—	865,493
Total Assets	$481,439,476	$481,584,236	$—	$963,023,712
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(18,705,275)	$—	$(18,705,275)
Futures	(314,392)	—	—	(314,392)
Total Liabilities	$(314,392)	$(18,705,275)	$—	$(19,019,667)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

ING Global Equity Dividend and Premium Opportunity Fund Open Futures Contracts on November 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	240	12/20/13	$26,119,483	$(176,492)
Nikkei 225 Index	296	12/12/13	22,688,662	865,493
			$48,808,145	$689,001
Short Contracts
Euro STOXX 50®	(187)	12/20/13	(7,838,886)	(83,030)
S&P 500 E-Mini	(79)	12/20/13	(7,126,195)	(54,870)
			$(14,965,081)	$(137,900)

ING Global Equity Dividend and Premium Opportunity Fund Written OTC Options on November 30, 2013:

Number of Contracts/ Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,600	Credit Suisse Group AG	Call on S&P/ASX 200 Index	3,045 .040	EUR	12/20/13	$385,061	$(378,836)
4,500	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	3,013 .610	EUR	12/06/13	379,998	(461,605)
4,500	Morgan Stanley	Call on S&P/ASX 200 Index	3,053 .570	EUR	01/10/14	385,007	(431,570)
4,800	Barclays Bank PLC	Call on FTSE 100 Index	6,703 .497	GBP	12/20/13	840,011	(296,386)
5,000	Goldman Sachs & Co.	Call on FTSE 100 Index	6,560 .570	GBP	12/06/13	890,883	(821,533)
4,800	Morgan Stanley	Call on FTSE 100 Index	6,683 .560	GBP	01/10/14	865,927	(614,753)
163,600	BNP Paribas Bank	Call on Nikkei 225 Index	14,589 .120	JPY	12/06/13	630,498	(1,725,979)
160,000	JPMorgan Chase & Co.	Call on Nikkei 225 Index	15,357 .594	JPY	01/10/14	881,026	(1,001,002)
157,800	UBS	Call on Nikkei 225 Index	14,268 .790	JPY	12/20/13	625,828	(2,202,282)
58,800	Barclays Bank PLC	Call on S&P 500 Index	1,755 .782	USD	12/20/13	1,848,919	(3,324,983)
58,600	Goldman Sachs & Co.	Call on S&P 500 Index	1,732 .630	USD	12/06/13	1,736,904	(4,297,049)
57,000	Morgan Stanley	Call on S&P 500 Index	1,788 .750	USD	01/10/14	1,759,020	(2,156,107)
Options on Currencies
16,000,000	Barclays Bank PLC	Call EUR vs. Put USD	1 .387	USD	02/20/14	67,200	(86,256)
14,000,000	Barclays Bank PLC	Call EUR vs. Put USD	1 .404	USD	01/21/14	56,000	(18,938)
16,500,000	JPMorgan Chase & Co.	Call EUR vs. Put USD	1 .385	USD	12/20/13	90,750	(15,620)
40,000,000	Barclays Bank PLC	Call GBP vs. Put USD	1 .655	USD	02/20/14	168,000	(312,671)
45,000,000	Barclays Bank PLC	Call GBP vs. Put USD	1 .656	USD	01/21/14	198,000	(242,277)
45,000,000	Deutsche Bank AG	Call GBP vs. Put USD	1 .638	USD	12/20/13	225,000	(263,525)
21,000,000	Barclays Bank PLC	Put USD vs. Call JPY	94 .130	USD	01/21/14	117,600	(9,013)
20,500,000	Deutsche Bank AG	Put USD vs. Call JPY	94 .300	USD	12/20/13	133,250	(361)
18,000,000	Goldman Sachs & Co.	Put USD vs. Call JPY	95 .850	USD	02/20/14	97,200	(44,529)
			Total Written OTC Options			$12,382,082	$(18,705,275)

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Investments in securities at value*	$837,339
Equity contracts	Futures contracts	865,493
Total Asset Derivatives		$1,702,832
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$314,392
Equity contracts	Written options	17,712,085
Foreign exchange contracts	Written options	993,190
Total Liability Derivatives		$19,019,667

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Barclays Bank PLC	BNP Paribas Bank	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	UBS	Totals
Assets:
Purchased Options	$580,264	$—	$—	$42,875	$210,488	$3,712	$—	$—	$837,339
Total Assets	$580,264	$—	$—	$42,875	$210,488	$3,712	$—	$—	$837,339
Liabilities:
Written options	$4,290,524	$1,725,979	$378,836	$263,886	$5,624,716	$1,016,622	$3,202,430	$2,202,282	$18,705,275
Total Liabilities	$4,290,524	$1,725,979	$378,836	$263,886	$5,624,716	$1,016,622	$3,202,430	$2,202,282	$18,705,275

Net OTC derivative instruments by counterparty, at fair value	$(3,710,260)	$(1,725,979)	$(378,836)	$(221,011)	$(5,414,228)	$(1,012,910)	$(3,202,430)	$(2,202,282)	(17,867,936)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(3,710,260)	$(1,725,979)	$(378,836)	$(221,011)	$(5,414,228)	$(1,012,910)	$(3,202,430)	$(2,202,282)	$(17,867,936)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):         ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014